CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Onion Global Limited shareholders' equity CNY (¥)	Onion Global Limited shareholders' equity USD ($)	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive (loss)/income CNY (¥)	Accumulated other comprehensive (loss)/income USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance at the beginning at Dec. 31, 2018	¥ 123,416		¥ 5		¥ 834,307		¥ 1,019		¥ (711,988)		¥ 73		¥ 3,046		¥ 126,462
Balance at the beginning (in shares) at Dec. 31, 2018 | shares			7,993,846	7,993,846
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	103,195								103,195				(361)		102,834
Other comprehensive income	(123)										(123)		53		(70)
Appropriation of statutory reserves							(1,831)		1,831
Issuance of a subsidiary's equity to a non-controlling interest holder													312		312
Purchase of non-controlling interest	(452)				(452)								452
Balance as the end at Dec. 31, 2019	226,036		¥ 5		833,855		2,850		(610,624)		(50)		3,502		229,538
Balance as the end (in shares) at Dec. 31, 2019 | shares			7,993,846	7,993,846
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	209,659								209,659				(1,657)		208,002
Other comprehensive income	616										616		121		737
Appropriation of statutory reserves							(7,134)		7,134
Issuance of a subsidiary's equity to a non-controlling interest holder													805		805
Business combination													2,824		2,824
Balance as the end at Dec. 31, 2020	436,311		¥ 5		833,855		9,984		(408,099)		566		5,595		¥ 441,906
Balance as the end (in shares) at Dec. 31, 2020 | shares			7,993,846	7,993,846											7,993,846	7,993,846
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	(356,217)								(356,217)				3,335		¥ (352,882)	$ (55,375)
Other comprehensive income	(4,270)										(4,270)		49		(4,221)	(662)
Appropriation of statutory reserves							448		(448)
Issuance of ordinary shares upon initial public offering ("IPO") and private investment in public equity ("PIPE"), and underwriters' partial exercise of over-allotment option, net of issuance costs ("Over-allotment") (in shares) | shares			1,443,545	1,443,545
Issuance of ordinary shares upon initial public offering ("IPO") and private investment in public equity ("PIPE"), and underwriters' partial exercise of over-allotment option, net of issuance costs ("Over-allotment")	556,958		¥ 1		556,957										556,958
Share-based compensation	350,107				350,107										350,107
Share-based compensation (in shares) | shares			1,074,371	1,074,371
Balance as the end at Dec. 31, 2021	¥ 982,889	$ 154,237	¥ 6	$ 1	¥ 1,740,919	$ 273,188	¥ 10,432	$ 1,637	¥ (764,764)	$ (120,008)	¥ (3,704)	$ (581)	¥ 8,979	$ 1,409	¥ 991,868	$ 155,646
Balance as the end (in shares) at Dec. 31, 2021 | shares			10,511,762	10,511,762											0	0